INTANGIBLE ASSETS, NET - Schedule of Estimated Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2023	$ 5,951
2024	5,866
2025	4,826
2026	4,243
2027	4,195
Thereafter	8,883
Intangible assets, net	$ 33,964	$ 40,247